Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposits

NOTE 8 - DEPOSITS

Time deposits at December 31, 2017 and 2016 include individual deposits greater than $250,000 of $11,170,000 and $4,341,000, respectively.  Interest expense on time deposits greater than $250,000 amounted to $111,000 for 2017, $31,000 for 2016, and $23,000 for 2015.

At December 31, 2017, time deposits amounted to $170,615,000 and were scheduled to mature as follows: 2018, $104,983,000; 2019, $31,964,000; 2020, $14,385,000; 2021, $9,873,000; 2022, $9,213,000; and thereafter, $196,000.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are depositors of the Corporation.  Such deposits amounted to $3,991,000 and $3,436,000 at December 31, 2017 and 2016, respectively.